Net Other Operating Income and Expenses - Summary of Other Operating Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	₩ 7,326		₩ 24		₩ 2
Gains on disposal of financial instruments at fair value through other comprehensive income	59,666		24,795		126,710
Sub-total	66,992		24,819		126,712
Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost	99,942		83,552		136,620
Gains on redemption of securities measured at amortized cost	0		0		126
Gains on disposal of securities measured at amortized cost	174		27		41
Sub-total	100,116		83,579		136,787
Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income	0		0		226
Sub-total	0		0		226
Gains on hedge accounting	361,281		861,263		386,398
Gain on foreign exchange transactions	6,480,621		11,578,501		3,878,089
Dividend income	47,769		37,125		33,805
Others	593,871		497,827		367,177
Other Operating Income	7,650,650		13,083,114		4,929,194
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income	8		3,049		2,172
Losses on disposal of financial instruments at fair value through other comprehensive income	323,147		331,665		222,512
Sub-total	323,155		334,714		224,684
Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost	49,534		78,089		14,669
Losses on redemption of securities measured at amortized cost	0		0		6
Losses on disposal of securities measured at amortized cost	0		0		2
Sub-total	49,534		78,089		14,677
Losses on hedge accounting	379,343		874,704		473,091
Losses on foreign exchange transactions	6,130,076		11,159,131		3,570,783
Deposit insurance fee	570,465		538,016		550,677
Credit guarantee fund fee	327,764		283,912		263,297
Depreciation expenses of operating lease assets	713,056		682,783		602,908
Others	1,870,246		1,393,888		1,152,644
Total other operating expenses	10,363,639		15,345,237		6,852,761
Net other operating expenses	₩ (2,712,989)	$ (2,101,513)	₩ (2,262,123)	[1]	₩ (1,923,567)	[2]

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.